                                                                          [LOGO]

Active Assets -- Institutional Money Trust
Premier Money Trust

Two separate money market funds offered exclusively to participants in the Active Assets-Registered Trademark- or BusinesScape-SM-Financial Service Programs

For information on the Active Assets or BusinesScape Financial
Service Programs, read the Client Account Agreement for each program and/or call (800) 869-3326 or
(212) 392-5000 (for the Active Assets Program) or
(800) 355-3086 (for the BusinesScape Program).


                                                    Prospectus - August 29, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Eligible
Investors/Overview        ............................................................                   1

The Funds
Active Assets
Institutional
Money Trust               INVESTMENT OBJECTIVES.......................................                   2
                          PRINCIPAL INVESTMENT STRATEGIES.............................                   2
                          PRINCIPAL RISKS.............................................                   2
                          FEES AND EXPENSES...........................................                   3
Active Assets Premier
Money Trust               INVESTMENT OBJECTIVES.......................................                   4
                          PRINCIPAL INVESTMENT STRATEGIES.............................                   4
                          PRINCIPAL RISKS.............................................                   4
                          FEES AND EXPENSES...........................................                   5

Fund Management           ............................................................                   6

Shareholder Information   PRICING FUND SHARES.........................................                   7
                          HOW ARE FUND INVESTMENTS MADE?..............................                   7
                          HOW ARE FUND SHARES SOLD?...................................                   8
                          DISTRIBUTIONS...............................................                   9
                          TAX CONSEQUENCES............................................                  10

Financial Information     ............................................................                  11
                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Eligible Investors/Overview


Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a "Fund") are two separate money market funds offered exclusively to participants in the Active Assets-Registered Trademark- or BusinesScape-SM-financial service programs (the "Financial Service Programs") offered by Morgan Stanley DW Inc. ("Morgan Stanley DW"). (Morgan Stanley DW is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' Investment Manager.)


Participants in the Financial Service Programs are offered a Morgan Stanley brokerage account that is linked to the Funds, as well as to Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (four other money market funds participating in the Financial Service Programs), a debit card, checkwriting privileges and, in the case of the Active Assets program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.


The annual fee presently charged for participating in the Active Assets Program or the BusinesScape Program is currently waived for investors in the Funds. At any time, Morgan Stanley DW may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.


The minimum investment amount for Active Assets Institutional Money Trust is $10,000,000.

The minimum investment amount for Active Assets Premier Money Trust is
$5,000,000.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
The Funds

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The Fund's investments may include the following money market securities:

                                     -      Commercial paper;

                                     -      Corporate obligations;

                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);

                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;

                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;

                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and

                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal period ended June 30, 2001.
[End Sidebar]

The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Foreign Money Market Securities. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

The Fund was recently organized and, as of the date of this PROSPECTUS, did not have a full calendar year of performance to report.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management Fee                                               0.15%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.00%
----------------------------------------------------------------------
 Other expenses                                               0.04%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.19%
----------------------------------------------------------------------

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

1 YEAR                3 YEARS              5 YEARS             10 YEARS
------------------------------------------------------------------------
   $19                  $61                 $107                 $243
------------------------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
ACTIVE ASSETS PREMIER MONEY TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The Fund's investments may include the following money market securities:

                                     -      Commercial paper;
                                     -      Corporate obligations;
                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);
                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;
                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;
                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and
                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal period ended June 30, 2001.
[End Sidebar]

The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Foreign Money Market Securities. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

The Fund was recently organized and, as of the date of this PROSPECTUS, did not have a full calendar year of performance to report.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management Fee                                                0.23%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                         0.00%
----------------------------------------------------------------------
 Other expenses                                                0.07%
----------------------------------------------------------------------
 Total annual Fund operating expenses(1)                       0.30%
----------------------------------------------------------------------

 (1) THE FEES AND EXPENSES DISCLOSED ABOVE REFLECT THAT THE INVESTMENT MANAGER HAS AGREED UNDER ITS INVESTMENT MANAGEMENT AGREEMENT WITH THE FUND TO ASSUME THE FUND'S OPERATING EXPENSES (EXCEPT FOR BROKERAGE FEES) TO THE EXTENT SUCH OPERATING EXPENSES EXCEED ON AN ANNUALIZED BASIS 0.30% OF THE AVERAGE DAILY NET ASSETS OF THE FUND. IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS: (I) MANAGEMENT
      FEE: 0.25%; (II) DISTRIBUTION AND SERVICE (12B-1) FEE: 0.00%; (III) OTHER
      EXPENSES: 0.07%; AND (IV) TOTAL ANNUAL FUND OPERATING EXPENSES: 0.32%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
 $31      $97     $169      $381
----------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $140 billion in assets under management as of July 31, 2001.
[End Sidebar]
Fund Management

                           Each Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                           Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager, calculated by applying the following annual rates to the net assets of the Fund:

                                                               INVESTMENT MANAGEMENT FEE
                                                              (AS A PERCENT OF THE FUND'S
FUND                                                           AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust                           0.15%
-----------------------------------------------------------------------------------------
 Active Assets Premier Money Trust                                 0.25%
-----------------------------------------------------------------------------------------


The Investment Manager has agreed under each respective Investment Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% of the average daily net assets for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets. For example, in the case of Active Assets Premier Money Trust, if "other expenses" are estimated to be 0.06% of the Fund's average daily net assets, then the investment management fee rate paid by the Fund would equal 0.24% of the Fund's average daily net assets. If in the future "other expenses" decline to 0.05% of the Fund's average daily net assets, the investment management fee paid by the Fund would equal 0.25% of the Fund's average daily net assets.

[Sidebar]

CONTACTING A FINANCIAL ADVISOR
If you are new to the
Morgan Stanley Funds and
would like to contact
a Financial Advisor, call
toll-free 1-866-MORGAN8
for the telephone number of
the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at:
www.morganstanley.com/funds
[End Sidebar]
Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------

The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.


The net asset value per share of each Fund is determined once daily at 2:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 2:00 p.m., or the Bond Market Association recommends that the securities markets close early, at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

                           Cash balances in your Financial Service Program account (through the Active Assets program or the BusinesScape program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on each day that the New York Stock Exchange is open for business. You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. Alternatively, if you are a participant in the Active Assets program, you may choose to have your cash balances deposited in a federally insured bank account designated by Morgan Stanley DW rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. If you have a self-directed account and do not have a Financial Advisor, please call (800) 688-6896. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.

Wiring Money to Your Account To purchase Fund shares by wiring federal funds to your account, contact your Morgan Stanley Financial Advisor. If your wire is received prior to 2:00 p.m. Eastern time, your money will be invested in shares of the selected Fund on that day at the Fund's share price calculated on that day.

Automatic Purchases Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances or withdrawals, and any checks written against the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of your selected Fund on the next business day at the Fund's share price calculated on that next day. However, if you make a cash payment into your account (by check) after Morgan Stanley's deadline for processing checks has passed, then investment in the Fund may not occur until the second business day after the payment is made (at the share price calculated on that day).

All Purchases You begin earning dividends the same day your Fund shares are purchased. Each Fund will effect orders to purchase shares on each day the New York Stock Exchange is open. Orders to purchase shares must be received prior to 2:00 p.m. In the event that the New York Stock Exchange closes prior to 2:00 p.m., or if the Bond Market Association recommends that the securities markets close prior to 2:00 p.m., orders must be received prior to such earlier time. Orders received after such time will be processed the following business day.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

Voluntary Sales If you wish to sell all or some of your Fund shares, you may do so by:


(a) instructing your Morgan Stanley Financial Advisor (or if you have a self-directed account and do not have a Financial Advisor, by calling 800-688-6896) to wire transfer federal funds to your bank;


(b) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks); or

(c) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals).


Once you have taken any of these steps, your sale will normally be processed on that same day at the Fund's share price calculated that day. If you submit a wire instruction to sell shares before 2:00 p.m. Eastern time, you will receive payment of your sale proceeds on that day. If you submit your instruction after that time, your shares will be sold on the next business day and you will receive the proceeds from the sale on that next day. If you seek to sell Fund shares by writing a check against your account, Fund shares will not be sold until the day on which the check is presented for payment. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals, then Morgan Stanley DW may take the authorized steps described in your client account agreement. If you seek to sell shares by wire instruction, the amount covered in the instruction may not exceed the value of Fund shares you hold less any debits accrued to your account; otherwise, the wire instruction will be refused and you will need to resubmit the instruction for a lesser amount.


Automatic Sales

Negative Balances in Your Account. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the same day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.

Insufficient Investment Amounts. If your investment in a Fund falls below the Fund's minimum investment requirement, your Fund shares will be sold and the proceeds will be reinvested as follows:

IF THE VALUE OF YOUR INVESTMENT IS LESS THAN                  YOUR PROCEEDS WILL BE INVESTED IN
-----------------------------------------------------------------------------------------------
 $10 million but at least $5 million                          Active Assets Premier Money Trust
-----------------------------------------------------------------------------------------------
 $5 million                                                   Active Assets Money Trust
-----------------------------------------------------------------------------------------------

You should be aware that Active Assets Money Trust is subject to higher annual expenses than either Fund. In addition, if your investment is reinvested in shares of Active Assets Money Trust, you will lose one or more day's dividend because of the timing difference between the way the funds earn dividends. Please consult Active Assets Money Trust's prospectus for more details.

The value of your investment will be tracked on a 30-day rolling average basis. In the event the value of your investment does not meet the minimum investment requirement for your Fund, we will provide you notice that allows you 30 days to increase your investment amount to satisfy the Fund's minimum investment requirement. A pattern of frequent notices may result in the Fund, in its discretion, automatically selling your shares, even if you meet the minimum investment requirement at the time of such sale. However, your shares will not be sold unless you had previously received a notice alerting you that the next time the value of your shares falls below your Fund's investment minimum (based on a 30-day rolling average basis) your shares will automatically be sold.


All Sales You will not earn a dividend on the day your shares are sold. Orders to sell shares must be received prior to 2:00 p.m. In the event that the New York Stock Exchange closes prior to 2:00 p.m., or if the Bond Market Association recommends that the securities markets close prior to 2:00 p.m., orders must be received prior to such earlier time. Orders received after such time will be processed the following business day. In addition, payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Manager does not anticipate that there will be significant capital gain distributions.

Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of 2:00 p.m. Eastern time the same day (or, on days when the New York Stock Exchange closes early, or the Bond Market Association recommends that the securities markets close early, at such earlier time). Dividends are reinvested automatically in additional shares of the respective Fund (rounded to the last 1/100 of a share). Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your distributions are normally subject to federal and state income tax when they are paid. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 31% currently) on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Active Assets Institutional Money Trust

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

                                          FOR THE YEAR ENDED  FOR THE PERIOD FEBRUARY 15, 2000*
SELECTED PER SHARE DATA:                    JUNE 30, 2001           THROUGH JUNE 30, 2000
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $ 1.00                     $ 1.00
-----------------------------------------------------------------------------------------------
 Net income from investment operations            0.058                      0.023
-----------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                          (0.058)+                   (0.023)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 1.00                     $ 1.00
-----------------------------------------------------------------------------------------------
 TOTAL RETURN                                      5.95%                      2.31%(1)
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------
 Expenses                                          0.19%                      0.20%(2)(3)
-----------------------------------------------------------------------------------------------
 Net investment income                             5.61%                      6.12%(2)(3)
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands     $1,146,341                   $813,428
-----------------------------------------------------------------------------------------------

 * COMMENCEMENT OF OPERATIONS.
 + INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.31% AND 6.01%, RESPECTIVELY, FOR THE PERIOD ENDED JUNE 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001

                                                  ANNUALIZED
PRINCIPAL               DESCRIPTION                 YIELD
AMOUNT IN                   AND                   ON DATE OF
THOUSANDS             MATURITY DATES               PURCHASE        VALUE

-----------------------------------------------------------------------------

            Commercial Paper (61.5%)
            BANKING (4.8%)
$   40,000  Citicorp
             08/06/01 - 08/10/01...............  3.83 - 3.84%  $   39,838,808
    15,000  Wells Fargo & Co.
             07/31/01..........................      3.73          14,955,171
                                                               --------------
                                                                   54,793,979
                                                               --------------
            FINANCE - AUTOMOTIVE (2.6%)
    30,000  American Honda Finance Corp.
             07/25/01..........................      3.86          29,926,400
                                                               --------------
            FINANCE - CONSUMER (8.3%)
    43,000  American Express Credit Corp.
             07/13/01 - 10/09/01...............  3.77 - 4.03       42,817,293
    42,000  New Center Asset Trust
             07/12/01 - 11/09/01...............  3.71 - 4.81       41,801,003
    10,000  Wells Fargo Financial Inc.
             07/05/01..........................      4.88           9,996,000
                                                               --------------
                                                                   94,614,296
                                                               --------------
            FINANCE - CORPORATE (3.9%)
    45,000  Ciesco, L.P.
             08/02/01 - 08/06/01...............  3.72 - 3.87       44,842,354
                                                               --------------
            FINANCE/RENTAL/LEASING (1.8%)
    20,000  International Lease Finance Corp.
             07/27/01..........................      4.19          19,942,361
                                                               --------------
            FINANCIAL CONGLOMERATES (3.8%)
    44,000  General Electric Capital Corp.
             08/13/01 - 10/22/01...............  3.57 - 5.22       43,639,193
                                                               --------------
            INSURANCE (3.9%)
    25,000  American General Finance Corp.
             07/20/01..........................      4.26          24,947,250
    20,000  Prudential Funding LLC
             07/05/01..........................      3.99          19,993,367
                                                               --------------
                                                                   44,940,617
                                                               --------------
            INTEGRATED OIL (1.7%)
    20,000  Texaco Inc.
             08/15/01..........................      3.65          19,911,266
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
12

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                  ANNUALIZED
PRINCIPAL               DESCRIPTION                 YIELD
AMOUNT IN                   AND                   ON DATE OF
THOUSANDS             MATURITY DATES               PURCHASE        VALUE

-----------------------------------------------------------------------------

            INTERNATIONAL BANKS (25.3%)
$   46,000  ANZ (DE) Inc.
             08/08/01 - 09/20/01...............  3.60 - 4.16%  $   45,783,022
    48,500  Abbey National North America Corp.
             09/05/01 - 09/28/01...............  3.69 - 4.22       48,135,693
     8,000  Barclays U.S. Funding Corp.
             08/14/01..........................      4.04           7,961,778
    40,000  CBA (Delaware) Finance Inc.
             07/18/01..........................      3.98          39,929,600
    35,000  Deutsche Bank Financial Inc.
             08/03/01 - 11/30/01...............  4.74 - 4.85       34,622,706
    20,000  Halifax PLC
             08/23/01..........................      4.22          19,879,822
    30,000  Internationale Nederlanden (U.S.)
             Funding Corp.
             07/13/01..........................      3.96          29,963,883
    20,000  KFW International Finance Inc.
             10/31/01..........................      3.86          19,744,556
    30,000  Societe Generale N.A. Inc.
             09/06/01 - 09/20/01...............  3.61 - 3.79       29,782,578
    14,502  UBS Finance (Delaware) LLC
             07/09/01 - 08/22/01...............  4.00 - 5.19       14,456,943
                                                               --------------
                                                                  290,260,581
                                                               --------------
            INVESTMENT BANKS/BROKERS (2.6%)
    30,000  Goldman Sachs Group Inc. (The)
             07/20/01 - 07/24/01...............  4.24 - 4.29       29,927,467
                                                               --------------
            PHARMACEUTICALS: MAJOR (2.8%)
    32,000  Schering Corp.
             07/10/01 - 08/21/01...............  3.96 - 4.29       31,902,278
                                                               --------------
            Total Commercial Paper
            (COST $704,700,792)..............................     704,700,792
                                                               --------------
            U.S. Government Agencies (19.4%)
    10,000  Federal Home Loan Banks
             07/11/01..........................      5.34           9,987,000
   101,385  Federal Home Loan Mortgage Corp.
             07/23/01 - 04/10/02...............  4.05 - 5.20       99,900,195

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                  ANNUALIZED
PRINCIPAL               DESCRIPTION                 YIELD
AMOUNT IN                   AND                   ON DATE OF
THOUSANDS             MATURITY DATES               PURCHASE        VALUE

-----------------------------------------------------------------------------

$  113,873  Federal National Mortgage Assoc.
             08/02/01 - 03/07/02...............  3.52 - 5.07%  $  111,870,131
                                                               --------------
            Total U.S. Government Agencies
            (COST $221,757,326)..............................     221,757,326
                                                               --------------
            Short-Term Bank Notes (6.5%)
    35,000  Bank of America, N.A.
             07/16/01 - 08/14/01...............  3.98 - 4.70       35,000,000
    40,000  LaSalle Bank N.A.
             07/03/01 - 08/17/01...............  3.94 - 4.73       40,000,000
                                                               --------------
            Total Short-Term Bank Notes
            (COST $75,000,000)...............................      75,000,000
                                                               --------------
            Certificates of Deposit (5.2%)
    30,000  Chase Manhattan Bank (USA) N.A.
             07/27/01 - 08/20/01...............  3.70 - 3.97       30,000,000
    10,000  Firstar Bank N.A.
             08/13/01..........................      4.00          10,000,000
    20,000  Harris Trust & Savings Bank
             07/10/01 - 10/22/01...............  3.96 - 4.62       20,000,000
                                                               --------------
            Total Certificates of Deposit
            (COST $60,000,000)...............................      60,000,000
                                                               --------------
            Repurchase Agreement (7.4%)
    84,590  Goldman Sachs & Co.
             4.10% due 07/02/01 (dated
             06/29/01;
             proceeds $84,618,902) (a)
             (COST $84,590,000)................                    84,590,000
                                                               --------------

            Total Investments
            (COST $1,146,048,118) (b)..........     100.0%       1,146,048,118

            Other Assets in Excess of
             Liabilities.......................       0.0              293,004
                                                 -------------  --------------

            Net Assets.........................     100.0%      $1,146,341,122
                                                 =============  ==============

---------------------

(a) Collateralized by $40,360,575 Federal Home Loan Mortgage Corp. 7.00% - 7.50% due 07/01/29 - 12/01/29 valued at $41,118,560; and $45,288,400
     Federal National Mortgage Assoc. 6.00% - 8.00% due 06/01/21 - 05/31/31 valued at $45,163,241.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
14

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
Investments in securities, at value
 (cost $1,146,048,118)............................  $ 1,146,048,118
Cash..............................................            4,793
Interest receivable...............................          931,628
Prepaid expenses..................................           15,405
                                                    ---------------
    Total Assets..................................    1,146,999,944
                                                    ---------------
Liabilities:
Payable for:
  Dividends to shareholders.......................          375,760
  Investment management fee.......................          149,142
Accrued expenses..................................          133,920
                                                    ---------------
    Total Liabilities.............................          658,822
                                                    ---------------
    Net Assets....................................  $ 1,146,341,122
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $ 1,146,231,822
Accumulated undistributed net investment income...          109,300
                                                    ---------------
    Net Assets....................................  $ 1,146,341,122
                                                    ===============
Net Asset Value Per Share,
  1,146,341,122 shares outstanding (unlimited
   shares authorized of $.01 par value)...........            $1.00
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $   51,052,157
                                                    --------------

Expenses
Investment management fee.........................       1,321,303
Registration fees.................................         142,687
Offering costs....................................          61,144
Professional fees.................................          53,726
Custodian fees....................................          40,211
Shareholder reports and notices...................          21,375
Trustees' fees and expenses.......................          12,052
Transfer agent fees and expenses..................             781
Other.............................................           6,743
                                                    --------------

    Total Expenses................................       1,660,022
                                                    --------------

    Net Investment Income.........................      49,392,135

    Net Realized Gain.............................           2,082
                                                    --------------

Net Increase......................................  $   49,394,217
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
16

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                           FOR THE YEAR    FEBRUARY 15, 2000*
                                               ENDED            THROUGH
                                           JUNE 30, 2001     JUNE 30, 2000
                                          ---------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   49,392,135      $  12,807,999
Net realized gain (loss)................           2,082                (83)
                                          --------------      -------------

    Net Increase........................      49,394,217         12,807,916
                                          --------------      -------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (49,392,218)       (12,807,916)
Net realized gain.......................          (1,999)         --
                                          --------------      -------------

    Total Dividends and Distributions...     (49,394,217)       (12,807,916)
                                          --------------      -------------

Net increase from transactions in shares
 of beneficial interest.................     332,912,827        813,328,295
                                          --------------      -------------

    Net Increase........................     332,912,827        813,328,295

Net Assets:
Beginning of period.....................     813,428,295            100,000
                                          --------------      -------------

End of Period (INCLUDING ACCUMULATED
 UNDISTRIBUTED NET INVESTMENT INCOME OF
 $109,300 AND $48,239, RESPECTIVELY)....  $1,146,341,122      $ 813,428,295
                                          ==============      =============

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001

1. Organization and Accounting Policies
Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $109,300 which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of February 14, 2001.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
18

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $34,325,685,903 and $34,030,559,729, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                            FOR THE PERIOD
                                           FOR THE YEAR   FEBRUARY 15, 2000*
                                              ENDED            THROUGH
                                          JUNE 30, 2001     JUNE 30, 2000
                                          --------------  ------------------
Shares sold.............................   4,996,556,348      2,224,090,621
Shares issued in reinvestment of
 dividends and distributions............      49,457,629         12,368,447
                                          --------------   ----------------
                                           5,046,013,977      2,236,459,068
Shares repurchased......................  (4,713,101,150)    (1,423,130,773)
                                          --------------   ----------------
Net increase in shares outstanding......     332,912,827        813,328,295
                                          ==============   ================

---------------------

*    COMMENCEMENT OF OPERATIONS.

5. Federal Income Tax Status
As of June 30, 2001, the Fund had permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from these differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $61,144.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Institutional Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 3.04% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
20

Active Assets Premier Money Trust

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.

--------------------------------------------------------------------------------

                                          FOR THE YEAR ENDED  FOR THE PERIOD FEBRUARY 15, 2000*
SELECTED PER SHARE DATA:                    JUNE 30, 2001           THROUGH JUNE 30, 2000
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 1.00                      $ 1.00
-----------------------------------------------------------------------------------------------
 Net income from investment operations           0.057                       0.023
-----------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                         (0.057)+                    (0.023)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 1.00                      $ 1.00
-----------------------------------------------------------------------------------------------
 TOTAL RETURN                                     5.86%                       2.29%(1)
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------
 Expenses                                         0.30%(3)                    0.30%(2)(3)
-----------------------------------------------------------------------------------------------
 Net investment income                            5.68%(3)                    6.02%(2)(3)
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands      $289,602                    $215,942
-----------------------------------------------------------------------------------------------

 * COMMENCEMENT OF OPERATIONS.
 + INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.32% AND 5.66%, RESPECTIVELY, FOR THE YEAR ENDED JUNE 30, 2001 AND 0.54% AND 5.78%, RESPECTIVELY, FOR THE PERIOD ENDED
    JUNE 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS
                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001

                                                 ANNUALIZED
PRINCIPAL              DESCRIPTION                  YIELD
AMOUNT IN                  AND                   ON DATE OF
THOUSANDS            MATURITY DATES               PURCHASE        VALUE

---------------------------------------------------------------------------

           Commercial Paper (55.3%)
           BANKING (8.6%)
 $12,000   Citicorp
            08/09/01 - 08/10/01...............  3.83 - 3.84%   $ 11,950,923
  13,000   Wells Fargo & Co.
            07/31/01..........................      3.73         12,961,148
                                                               ------------
                                                                 24,912,071
                                                               ------------
           DATA PROCESSING SERVICES (2.4%)
   7,000   First Data Corp.
            07/10/01..........................      3.97          6,993,855
                                                               ------------
           FINANCE - AUTOMOTIVE (4.2%)
  12,000   American Honda Finance Corp.
            07/13/01 - 07/25/01...............   3.86 - 4.05     11,976,685
                                                               ------------
           FINANCE - CONSUMER (8.6%)
  12,000   American Express Credit Corp.
            07/12/01 - 09/27/01...............   3.88 - 3.94     11,929,765
  13,000   New Center Asset Trust
            08/06/01 - 09/18/01...............   3.62 - 3.84     12,927,333
                                                               ------------
                                                                 24,857,098
                                                               ------------
           FINANCE - CORPORATE (1.7%)
   5,000   Ciesco, L.P.
            08/06/01..........................      3.72          4,982,014
                                                               ------------
           FINANCIAL CONGLOMERATES (2.4%)
   7,000   General Electric Capital Corp.
            08/13/01 - 11/13/01...............   4.53 - 5.22      6,906,072
                                                               ------------
           FINANCE/RENTAL/LEASING (1.7%)
   5,000   International Lease Finance Corp.
            07/23/01..........................      4.21          4,987,838
                                                               ------------
           INSURANCE (7.9%)
  13,000   Prudential Funding LLC
            07/05/01..........................      3.99         12,995,688
  10,000   USAA Capital Corp.
            07/18/01..........................      3.75          9,983,378
                                                               ------------
                                                                 22,979,066
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST
22

Active Assets Premier Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                 ANNUALIZED
PRINCIPAL             DESCRIPTION                  YIELD
AMOUNT IN                 AND                    ON DATE OF
THOUSANDS            MATURITY DATES               PURCHASE        VALUE

---------------------------------------------------------------------------

           INTERNATIONAL BANKS (16.1%)
 $ 6,000   ANZ (DE) Inc.
            09/20/01..........................      3.60%      $  5,952,400
   7,000   Abbey National North America Corp.
            09/11/01..........................      3.74          6,948,781
   5,000   Barclays U.S. Funding Corp.
            08/14/01..........................      4.04          4,976,111
   6,000   Deutsche Bank Financial Inc.
            08/15/01..........................      3.95          5,971,327
   5,000   KFW International Finance Inc.
            10/31/01..........................      3.86          4,936,139
  10,000   Societe Generale N.A. Inc.
            09/06/01 - 09/20/01...............   3.61 - 3.79      9,924,693
   8,000   UBS Finance (Delaware) LLC
            08/08/01..........................      4.00          7,967,440
                                                               ------------
                                                                 46,676,891
                                                               ------------
           INVESTMENT BANKS/BROKERS (1.7%)
   5,000   Goldman Sachs Group Inc. (The)
            07/24/01..........................      4.24          4,987,167
                                                               ------------
           Total Commercial Paper
           (COST $160,258,757)...............................   160,258,757
                                                               ------------
           U.S. Government Agencies (25.0%)
  17,694   Federal Home Loan Banks
            08/10/01 - 10/31/01...............   3.68 - 5.08     17,585,741
  29,564   Federal Home Loan Mortgage Corp.
            07/23/01 - 12/21/01...............   3.78 - 5.00     29,185,506
  26,100   Federal National Mortgage Assoc.
            08/02/01 - 04/19/02...............   3.75 - 5.07     25,665,631
                                                               ------------
           Total U.S. Government Agencies
           (COST $72,436,878)................................    72,436,878
                                                               ------------
           Certificates of Deposit (9.7%)
  12,000   Chase Manhattan Bank (USA) N.A.
            07/27/01 - 08/20/01...............   3.70 - 3.97     12,000,000
   5,000   Dresdner Bank AG
            07/19/01..........................      4.30          5,000,000
   6,000   Firstar Bank N.A.
            08/13/01..........................      4.00          6,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                 ANNUALIZED
PRINCIPAL             DESCRIPTION                  YIELD
AMOUNT IN                 AND                    ON DATE OF
THOUSANDS            MATURITY DATES               PURCHASE        VALUE

---------------------------------------------------------------------------

 $ 5,000   Harris Trust & Savings Bank
            10/22/01..........................      3.96%      $  5,000,000
                                                               ------------
           Total Certificates of Deposit
           (COST $28,000,000)................................    28,000,000
                                                               ------------
           Short-Term Bank Notes (4.1%)
  12,000   LaSalle Bank N.A.
            07/03/01 - 08/17/01
            (COST $12,000,000)................   3.94 - 4.73     12,000,000
                                                               ------------
           Repurchase Agreement (5.8%)
  16,825   Goldman Sachs & Co. 4.10% due
            07/02/01
            (dated 06/29/01; proceeds
            $16,830,749) (a)
            (COST $16,825,000)................                   16,825,000
                                                               ------------

           Total Investments
           (COST $289,520,635) (b)............      99.9%       289,520,635

           Other Assets in Excess of
            Liabilities.......................       0.1             80,993
                                                -------------  ------------

           Net Assets.........................     100.0%      $289,601,628
                                                =============  ============

---------------------

(a) Collateralized by $17,044,216 Federal Home Loan Mortgage Corp. 6.00% - 7.00% due 08/01/18 - 08/01/29 valued at $17,161,501.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST
24

Active Assets Premier Money Trust
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
Investments in securities, at value
 (cost $289,520,635)..............................  $289,520,635
Cash..............................................         5,147
Interest receivable...............................       267,765
Prepaid expenses..................................        18,184
                                                    ------------
    Total Assets..................................   289,811,731
                                                    ------------
Liabilities:
Payable for:
  Dividends to shareholders.......................        90,564
  Investment management fee.......................        60,970
Accrued expenses..................................        58,569
                                                    ------------
    Total Liabilities.............................       210,103
                                                    ------------
    Net Assets....................................  $289,601,628
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $289,492,328
Accumulated undistributed net investment income...       109,300
                                                    ------------
    Net Assets....................................  $289,601,628
                                                    ============
Net Asset Value Per Share,
  289,601,628 shares outstanding (unlimited shares
   authorized of $.01 par value)..................         $1.00
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $18,779,139
                                                    -----------

Expenses
Investment management fee.........................      784,842
Registration fees.................................       64,338
Offering costs....................................       61,144
Professional fees.................................       49,076
Shareholder reports and notices...................       23,104
Custodian fees....................................       15,984
Trustees' fees and expenses.......................       11,987
Transfer agent fees and expenses..................          791
Other.............................................        4,013
                                                    -----------
    Total Expenses................................    1,015,279

Less: amounts waived/reimbursed...................      (73,469)
                                                    -----------

    Net Expenses..................................      941,810
                                                    -----------

    Net Investment Income.........................   17,837,329

    Net Realized Gain.............................       15,996
                                                    -----------

Net Increase......................................  $17,853,325
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST
26

Active Assets Premier Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                          FOR THE YEAR     FEBRUARY 15, 2000*
                                              ENDED             THROUGH
                                          JUNE 30, 2001      JUNE 30, 2000
                                          -------------  ----------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $ 17,837,329        $  3,241,881
Net realized gain.......................        15,996          --
                                          ------------        ------------

    Net Increase........................    17,853,325           3,241,881
                                          ------------        ------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................   (17,837,329)         (3,241,881)
Net realized gain.......................       (15,996)         --
                                          ------------        ------------

    Total Dividends and Distributions...   (17,853,325)         (3,241,881)
                                          ------------        ------------

Net increase from transactions in shares
 of beneficial interest.................    73,659,413         215,842,215
                                          ------------        ------------

    Net Increase........................    73,659,413         215,842,215

Net Assets:
Beginning of period.....................   215,942,215             100,000
                                          ------------        ------------

End of Period (INCLUDING ACCUMULATED
 UNDISTRIBUTED NET INVESTMENT INCOME OF
 $109,300 AND $48,156, RESPECTIVELY)....  $289,601,628        $215,942,215
                                          ============        ============

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001

1. Organization and Accounting Policies
Active Assets Premier Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $109,300 which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of February 14, 2001.

                       ACTIVE ASSETS PREMIER MONEY TRUST
28

Active Assets Premier Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.25% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.30% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $10,970,425,646 and $10,911,155,809, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                            FOR THE PERIOD
                                           FOR THE YEAR   FEBRUARY 15, 2000*
                                              ENDED            THROUGH
                                          JUNE 30, 2001     JUNE 30, 2000
                                          --------------  ------------------
Shares sold.............................   1,302,785,061       419,255,828
Shares issued in reinvestment of
 dividends and distributions............      17,869,667         3,128,057
                                          --------------   ---------------
                                           1,320,654,728       422,383,885
Shares repurchased......................  (1,246,995,315)     (206,541,670)
                                          --------------   ---------------
Net increase in shares outstanding......      73,659,413       215,842,215
                                          ==============   ===============

---------------------

*    COMMENCEMENT OF OPERATIONS.

5. Federal Income Tax Status
As of June 30, 2001, the Fund had permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from these differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $61,144.

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Premier Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Premier Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Premier Money Trust as of June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 3.32% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ACTIVE ASSETS PREMIER MONEY TRUST
30

Notes

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                                                                              31

Notes

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 32

[LOGO]

Additional information about the Funds' investments is available in the Funds' ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS. The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The current annual report for each Fund is included in this PROSPECTUS and/or the STATEMENT OF ADDITIONAL INFORMATION. The STATEMENT OF ADDITIONAL INFORMATION (including the Fund's financial statements) is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Funds by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com/funds

Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

  TICKER SYMBOLS:
    Active Assets Institutional Money Trust                                AVIXX
------

    Active Assets Premier Money Trust                                      ACPXX
------

(ACTIVE ASSETS INSTITUTIONAL MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS 811-9713)
(ACTIVE ASSETS PREMIER MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS
811-9711)                                                              CLF#37854

Active Assets -- Institutional Money Trust
                Premier Money Trust

TWO SEPARATE MONEY MARKET
FUNDS OFFERED EXCLUSIVELY TO
PARTICIPANTS IN THE ACTIVE
ASSETS-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM-
FINANCIAL SERVICE PROGRAMS


                                                   PROSPECTUS -- AUGUST 29, 2001

STATEMENT OF ADDITIONAL INFORMATION                           ACTIVE ASSETS
AUGUST 29, 2001                                               INSTITUTIONAL
                                                              MONEY TRUST
                                                              ACTIVE ASSETS
                                                              PREMIER MONEY
                                                              TRUST

--------------------------------------------------------------------------------



    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS (dated August 29, 2001) for Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.


Active Assets Institutional Money Trust
Active Assets Premier Money Trust
Two World Trade Center
New York, NY 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

 I. History of the Funds.......................................................      4

 II. Description of the Funds and Their Investments and Risks..................      4

   A.    Classification........................................................      4

   B.    Investment Strategies and Risks.......................................      4

   C.    Investment Objectives/Policies/Investment Restrictions................      6

 III. Management of the Funds..................................................      7

   A.    Board of Trustees.....................................................      7

   B.    Management Information................................................      7

   C.    Compensation..........................................................     11

 IV. Control Persons and Principal Holders of Securities.......................     13

 V. Investment Management and Other Services...................................     13

   A.    Investment Manager....................................................     13

   B.    Principal Underwriter.................................................     14

   C.    Services Provided by the Investment Manager...........................     15

   D.    Other Service Providers...............................................     15

   E.    Codes of Ethics.......................................................     16

 VI. Brokerage Allocation and Other Practices..................................     16

   A.    Brokerage Transactions................................................     16

   B.    Commissions...........................................................     16

   C.    Brokerage Selection...................................................     17

   D.    Directed Brokerage....................................................     18

   E.    Regular Broker-Dealers................................................     18

 VII. Capital Stock and Other Securities.......................................     18

 VIII. Purchase, Redemption and Pricing of Shares..............................     19

   A.    Purchase/Redemption of Shares.........................................     19

   B.    Offering Price........................................................     19

 IX. Taxation of the Funds and Their Shareholders..............................     21

 X. Underwriters...............................................................     23

 XI. Calculation of Performance Data...........................................     23

 XII. Financial Statements.....................................................     23

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.

"DISTRIBUTOR"--Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"FINANCIAL ADVISORS"--Morgan Stanley authorized financial services representatives.

"FUND"--Either of Active Assets Institutional Money Trust or Active Assets Premier Money Trust, each a registered, no-load open-end investment company.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Funds.

"INVESTMENT MANAGER"--Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.

"MORGAN STANLEY"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"MORGAN STANLEY DW"--Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"MORGAN STANLEY FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MORGAN STANLEY SERVICES"--Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of Morgan Stanley.

"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund was organized as a Massachusetts business trust, under a separate Declaration of Trust, on November 23, 1999.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company whose investment objectives is to provide high current income, preservation of capital and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS entitled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Investment Manager. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Fund may invest in variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    REVERSE REPURCHASE AGREEMENTS. Each Fund may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. Each Fund will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Funds and for purposes other than meeting redemptions may not exceed 5% of each Fund's total assets.

    PRIVATE PLACEMENTS. Each Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by
Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

    LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Funds' management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

C. INVESTMENT OBJECTIVES/POLICIES/INVESTMENT RESTRICTIONS

    Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, in each case, unless otherwise noted or required by law.

    Each Fund will:

         1.  Seek high current income, preservation of capital and liquidity.

    Each Fund will not:

         1. Borrow money, except for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, provided that (i) borrowing in the aggregate may not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed); or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 33 1/3% of the value of the Fund's total assets, and (ii) borrowing for purposes other than meeting redemption requests may not exceed 5% of the value of the Fund's total assets (including the amount borrowed).

         2. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer.

         3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

         4. Purchase any securities, other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         5.  Purchase any common stocks or other equity securities.

         6. Make loans to others, except through the purchase of the permitted debt obligations and repurchase agreements; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

         7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

         8. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         9.  Underwrite securities of other issuers.

        10. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) entering into any reverse repurchase agreement; (c) purchasing any securities on a when-issued or delayed delivery basis; or (d) borrowing money in accordance with restrictions described above.

    In addition, as a non-fundamental policy, each Fund may not invest in other investment companies in reliance on Section 12(d)(1)(F), 12(d)(1)(G), or 12(d)(1)(J) of the Investment Company Act.

    Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES
    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of each of the Funds consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.

    The Trustees and executive officers of the Funds, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Funds (there were 97 such Funds as of the calendar year ended December 31, 2000), are shown below.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (60) ..........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Funds; formerly Vice Chairman of Kmart
c/o Mayer, Brown & Platt                       Corporation (December 1998-October, 2000),
Counsel to the Independent Trustees            Chairman and Chief Executive Officer of Levitz
1675 Broadway                                  Furniture Corporation (November 1995-November
New York, New York                             1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief
                                               Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Charles A. Fiumefreddo* (68) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Funds;
Chief Executive Officer and Trustee            formerly Chairman, Chief Executive Officer and
Two World Trade Center                         Director of the Investment Manager, the
New York, New York                             Distributor and Morgan Stanley Services,
                                               Executive Vice President and Director of Morgan
                                               Stanley DW, Chairman and Director of the
                                               Transfer Agent, and Director and/or officer of
                                               various Morgan Stanley subsidiaries (until June
                                               1998).
Edwin J. Garn (68) ..........................  Director or Trustee of the Morgan Stanley
Trustee                                        Funds; formerly United States Senator (R-Utah)
c/o Summit Ventures LLC                        (1974-1992) and Chairman, Senate Banking
1 Utah Center                                  Committee (1980-1986); formerly Mayor of Salt
201 S. Main Street                             Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                           Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp.; member of the
                                               board of various civic and charitable
                                               organizations.
Wayne E. Hedien (67) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Funds; Director of the PMI Group, Inc.
c/o Mayer, Brown & Platt                       (private mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees            Chairman of the Field Museum of Natural
1675 Broadway                                  History; formerly associated with the Allstate
New York, New York                             Companies (1966-1994), most recently as
                                               Chairman of the Allstate Corporation (March
                                               1993-December 1994) and Chairman and Chief
                                               Executive Officer of its wholly-owned
                                               subsidiary, Allstate Insurance Company (July
                                               1989-December 1994); director of various other
                                               business and charitable organizations.
James F. Higgins* (53) ......................  Chairman of the Individual Investor Group of
Trustee                                        Morgan Stanley (since August 2000); Director of
Two World Trade Center                         the Transfer Agent and Dean Witter Realty Inc.;
New York, New York                             Director or Trustee of the Morgan Stanley Funds
                                               (since June 2000); previously President and
                                               Chief Operating Officer of the Private Client
                                               Group of Morgan Stanley (May 1999-August 2000),
                                               President and Chief Operating Officer of
                                               Individual Securities of Morgan Stanley (Feb-
                                               ruary 1997-May 1999), President and Chief
                                               Operating Officer of Dean Witter Securities of
                                               Morgan Stanley (1995-February 1997), and
                                               Director (1985-1997) of Morgan Stanley DW Inc.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Dr. Manuel H. Johnson (52) ..................  Senior Partner, Johnson Smick International,
Trustee                                        Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C), an
1133 Connecticut Avenue, N.W.                  international economic commission; Chairman of
Washington, D.C.                               the Audit Committee and Director or Trustee of
                                               the Morgan Stanley Funds; Director of NVR, Inc.
                                               (home construction); Chairman and Trustee of
                                               the Financial Accounting Foundation (oversight
                                               organization of the Financial Accounting
                                               Standards Board); formerly Vice Chairman of the
                                               Board of Governors of the Federal Reserve
                                               System and Assistant Secretary of the U.S.
                                               Treasury.
Michael E. Nugent (65) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Funds; director/trustee of
New York, New York                             various investment companies managed by Morgan
                                               Stanley Investment Management Inc. and Morgan
                                               Stanley Investments LP (since July 2001);
                                               formerly Vice President, Bankers Trust Company
                                               and BT Capital Corporation (1984-1988);
                                               director of various business organizations.
Philip J. Purcell* (57) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of Morgan Stanley, Morgan
1585 Broadway                                  Stanley DW and Novus Credit Services Inc.;
New York, New York                             Director of the Distributor; Director or
                                               Trustee of the Morgan Stanley Funds; Director
                                               of American Airlines, Inc. and its parent
                                               company, AMR Corporation; Director and/or
                                               officer of various Morgan Stanley subsidiaries.
John L. Schroeder (71) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Funds; Director of Citizens Communications
Counsel to the Independent Trustees            Company (telecommunications company); formerly,
1675 Broadway                                  Executive Vice President and Chief Investment
New York, New York                             Officer of the Home Insurance Company (August
                                               1991-September 1995).
Mitchell M. Merin (48) ......................  President and Chief Operating Officer of Morgan
President                                      Stanley Investment Management (since December
Two World Trade Center                         1998); President and Director (since April
New York, New York                             1997) and Chief Executive Officer (since June
                                               1998) of the Investment Manager and Morgan
                                               Stanley Services; Chairman, Chief Executive
                                               Officer and Director of the Distributor (since
                                               June 1998); Chairman and Chief Executive
                                               Officer (since June 1998) and Director (since
                                               January 1998) of the Transfer Agent; Director
                                               of various Morgan Stanley subsidiaries;
                                               President of the Morgan Stanley Funds (since
                                               May 1999); Trustee of various Van Kampen
                                               investment companies (since December 1999);
                                               previously Chief Strategic Officer of the
                                               Investment Manager and Morgan Stanley Services
                                               and Executive Vice President of the Dis-
                                               tributor (April 1997-June 1998), Vice President
                                               of the Morgan Stanley Funds (May 1997-April
                                               1999), and Executive Vice President of Morgan
                                               Stanley.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Barry Fink (46) .............................  General Counsel (since May 2000) and Managing
Vice President, Secretary                      Director (since December 2000) of Morgan
and General Counsel                            Stanley Investment Management; Managing
Two World Trade Center                         Director (since December 2000) and Secretary
New York, New York                             and General Counsel (since February 1997) and
                                               Director (since July 1998) of the Investment
                                               Manager and Morgan Stanley Services; Vice
                                               President, Secretary and General Counsel of the
                                               Morgan Stanley Funds (since February 1997);
                                               Vice President and Secretary of the Dis-
                                               tributor; previously Senior Vice President
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               Morgan Stanley Services.
Jonathan R. Page (54) .......................  Managing Director of the Investment Manager;
Vice President                                 Vice President of various Morgan Stanley Funds.
Two World Trade Center
New York, New York
Thomas F. Caloia (54) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         Morgan Stanley Services; Treasurer of the
New York, New York                             Morgan Stanley Funds.

------------------------
*Denotes Trustees who are "interested persons" of each Fund as defined by the Investment Company Act.

    RONALD E. ROBISON, Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services Company and Chief Executive Officer and Director of the Transfer Agent, ROBERT S. GIAMBRONE, Executive Director of the Investment Manager, Morgan Stanley Services, the Distributor and the Transfer Agent and Director of the Transfer Agent,
JOSEPH J. MCALINDEN, Managing Director and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and JAMES F. WILLISON, an Managing Director of the Investment Manager, are Vice Presidents of each Fund.

    In addition, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, MARILYN K. CRANNEY and TODD LEBO, First Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, and NATASHA KASSIAN and GEORGE SILFEN, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of the Fund.

    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

    The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by either Fund.

    Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the fund complex generally and enhances their ability to negotiate on behalf of each fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of independent directors/ trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, each Fund's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.

    The following tables illustrate the compensation that the Funds paid to its Independent Trustees for the fiscal year ended June 30, 2001.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

                               AGGREGATE
                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE  FROM THE FUND
---------------------------  -------------
Michael Bozic..............     $ 1,550
Edwin J. Garn..............       1,600
Wayne E. Hedien............       1,600
Dr. Manuel H. Johnson......       2,350
Michael E. Nugent..........       2,100
John L. Schroeder..........       2,100

                       ACTIVE ASSETS PREMIER MONEY TRUST

                               AGGREGATE
                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE  FROM THE FUND
---------------------------  -------------
Michael Bozic..............     $ 1,550
Edwin J. Garn..............       1,600
Wayne E. Hedien............       1,600
Dr. Manuel H. Johnson......       2,350
Michael E. Nugent..........       2,100
John L. Schroeder..........       2,100

    The following table illustrates the compensation paid to the Funds' Independent Trustees for the calendar year ended December 31, 2000 for services to the 97 Morgan Stanley Funds that were in operation at December 31, 2000.

                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS

                               TOTAL CASH
                              COMPENSATION
                             FOR SERVICES TO
                                97 MORGAN
                                 STANLEY
NAME OF INDEPENDENT TRUSTEE       FUNDS
---------------------------  ---------------
Michael Bozic..............     $146,917
Edwin J. Garn..............      151,717
Wayne E. Hedien............      151,567
Dr. Manuel H. Johnson......      223,655
Michael E. Nugent..........      199,759
John L. Schroeder..........      194,809

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 53 of the Morgan Stanley Funds, not including the Funds, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board(1). "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Funds' Independent Trustees by the 53 Morgan Stanley Funds for the year ended December 31, 2000, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement from the 53 Morgan Stanley Funds as of December 31, 2000.

               RETIREMENT BENEFITS FROM ALL MORGAN STANLEY FUNDS

                               FOR ALL ADOPTING FUNDS
                             ---------------------------
                              ESTIMATED
                               CREDITED
                               YEARS OF      ESTIMATED                               ESTIMATED ANNUAL
                              SERVICE AT     PERCENTAGE     RETIREMENT BENEFITS        BENEFITS UPON
                              RETIREMENT    OF ELIGIBLE     ACCRUED AS EXPENSES       RETIREMENT FROM
NAME OF INDEPENDENT TRUSTEE  (MAXIMUM 10)   COMPENSATION   BY ALL ADOPTING FUNDS   ALL ADOPTING FUNDS(2)
---------------------------  ------------   ------------   ---------------------   ---------------------
Michael Bozic..............       10            60.44%            $20,001                 $52,885
Edwin J. Garn..............       10            60.44              29,348                  52,817
Wayne E. Hedien............        9            51.37              37,886                  44,952
Dr. Manuel H. Johnson......       10            60.44              21,187                  77,817
Michael E. Nugent..........       10            60.44              36,202                  69,506
John L. Schroeder..........        8            50.37              65,337                  53,677

------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following owned 5% or more of the outstanding shares of Active Assets Institutional Money Trust on August 10, 2001: CFS/AAA Institutional Money Trust Omnibus Account, Attn: Peter Fu AAA Manager, 5 WTC, 6th Floor, New York, NY 10048-0205--9.910%; MCNC Endowment, Attn: Becky French, P.O. Box 12889, Research Triangle Park, NC 27709-2889--7.184%; KBRWJ Investors LP, Kathryn A. Hall, One Maritime Plaza 1450, San Francisco, CA, 94111-3524--6.421% and John J. Mack,
11 Madison Ave., New York, NY 10010--5.676%. The following owned 5% or more of the outstanding shares of Active Assets Premier Money Trust on August 10, 2001:
Park Cattle Co., P.O. Box 2249, Stateline, NV 89449-2249--6.179% and Community Memorial Hospital of San Buenaventura, Attn: Accounting Dept., Loma Vista at Brent STS, Ventura, CA 93003--6.104%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to separate Investment Management Agreements (each, a "Management Agreement") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day:

                                                              INVESTMENT MANAGEMENT FEE
                                                               (AS A PERCENT OF FUND'S
FUND                                                             AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust:                               0.15%
---------------------------------------------------------------------------------------
 Active Assets Premier Money Trust:                                     0.25%
---------------------------------------------------------------------------------------

    The Investment Manager has agreed under each Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent that such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets.

    Taking these waivers and assumptions of expenses into accounts, for the period February 15, 2000 (commencement of operations) through June 30, 2000 and the fiscal year ended June 30, 2001, the following fees were payable to the Investment Manager under its Management Agreement with Active Assets Institutional Money Trust and Active Asset Premier Money Trust:

                                                           FOR THE PERIOD FEBRUARY 15, 2000
                                                             (COMMENCEMENT OF OPERATIONS)      FOR THE FISCAL YEAR
FUND                                                            THROUGH JUNE 30, 2000          ENDED JUNE 30, 2001
-------------------------------------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust                               $76,924                     $1,321,303
-------------------------------------------------------------------------------------------------------------------
 Active Assets Premier Money Trust                                     $ 4,084                     $  711,373
-------------------------------------------------------------------------------------------------------------------

    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Fund. In addition, the Distributor may enter into similar agreements with other selected broker dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

    The Investment Manager compensates Morgan Stanley DW's Financial Advisors by paying them, from the Investment Manager's own funds, an annual residual commission, currently of 0.03% and 0.05% of the current value of each account for investors in Active Assets Institutional Money Trust and Active Assets Premier Money Trust, respectively, for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to either Fund or any of their shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by either Fund or their shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of each Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of each Fund's independent auditors; membership dues of industry associations; interest on either Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of each Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to either Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by either Fund or its investors.

    Each Management Agreement will remain in effect from year to year, provided continuance of each Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the applicable Fund, including a majority of the Independent Trustees.

D. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on each Fund's shares and agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT AUDITORS

    The Bank of New York, 100 Church Street, New York, NY 10007, is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 serves as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of each Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

E. CODES OF ETHICS

    The Funds, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

    During the period February 15, 2000 (commencement of operations) through June 30, 2000 and the fiscal year ended June 30, 2001, the Funds paid no such brokerage commissions or concessions.

B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.

    During the period February 15, 2000 (commencement of operations) through June 30, 2000 and the fiscal year ended June 30, 2001, the Funds did not effect any principal transactions with Morgan Stanley DW.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for either Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions they may pay to an affiliated broker or dealer.

    During the period February 15, 2000 (commencement of operations) through June 30, 2000, and the fiscal year ended June 30, 2001, the Funds paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of each Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Funds do not, however, require a broker-dealer to sell shares of the Fund, in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Funds' transactions will be directed to a broker which sells shares of the Funds to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

    The Investment Manager and certain of its affiliates currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Funds) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE

    During the fiscal period February 15, 2000 (commencement of operations) through June 30, 2000 and for the fiscal year ended June 30, 2001, the Funds did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended June 30, 2001, Active Assets Institutional Money Trust purchased securities issued by Banc of America Securities LLC, Goldman Sachs & Co., Household Finance Corp., J.P. Morgan Chase & Co., Merrill Lynch & Co. and Prudential Securities Inc., which issuers were among the ten brokers or ten dealers which executed transactions for or with Active Assets Institutional Money Trust in the largest dollar amount during the period. At June 30, 2001, Active Assets Institutional Money Trust held securities issued by: Deutsche Bank Financial Inc., Goldman Sachs Group Inc and Prudential Securities Inc. with a market value of $34,622,706, $29,927,467 and $19,993,367, respectively.

    During the fiscal year ended June 30, 2001, Active Assets Premier Money Trust purchased securities issued by Banc of America Securities LLC, Deutsche Banc Alex Brown, Deutsche Bank Financial LLC, Goldman Sachs & Co., and Goldman Sachs Group Inc., which issuers were among the ten brokers or ten dealers which executed transactions for or with Active Assets Premier Money Trust in the largest dollar amount during the period. At June 30, 2001, Active Assets Premier Money Trust held securities issued by: Chase Manhattan Bank (USA) N.A., Deutsche Bank Financial Inc., Goldman Sachs & Co., and Goldman Sachs Group Inc with a market value of $12,000,000, $5,971,327, $16,825,000 and $4,987,167,
respectively.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the PROSPECTUS.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Funds are required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

    The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Funds are not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of each respective Fund's portfolio securities.

    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During such periods, the yield to investors in each Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in either Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the

Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and
(d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of either Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by the Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of each Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the applicable Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Funds will notify their respective shareholders of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------

    Each Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Funds will affect the amount, timing and character of the distributions made by each Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    Each Fund intends to declare and pay all of its net investment income (and net short-term capital gains, if any) as dividends daily. Dividends are automatically reinvested in additional Fund shares at net asset value. Net investment income, for dividend purposes, includes accrued interest and original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of each Fund, respectively. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund.

    The Trustees of the Funds may revise the dividend policy or postpone the payment of dividends if a Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    It has been and remains each Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

    TAXES. Each Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Funds will not be subject to federal income taxes, provided that each Fund distributes all of its taxable net investment income and all of its net realized gains to its shareholders.

    Each Fund generally intends to distribute sufficient income and gains so that it will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any capital gains in any year for reinvestment. In such event, a Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by each Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

    Under certain tax rules, the Funds may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Funds may realize a gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    Shareholders normally will be subject to federal income tax, and state and/or local income taxes on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest income and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Net long-term capital gains distributions are taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the shareholder receives such distribution in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains are derived from securities which a Fund purchased after December 31, 2000, and held for more than five years.

    It is not anticipated that the ordinary dividends or net long-term capital gains distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distribution from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Funds of any taxable interest income and short-term capital gains.

    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income and the portion taxable as long-term capital gains.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Fund shares held for a period of one-year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally will result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%, A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    Each Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the section titled "Principal Underwriter."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of each Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of each Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of each Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by each Fund and changes in interest rates on such investments, but also on changes in each Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.

    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST'S current yield for the seven days ended June 30, 2001 was 4.04%. The effective annual yield on June 30, 2001 was 4.12%, assuming daily compounding. ACTIVE ASSETS PREMIER MONEY TRUST'S current yield for the seven days ended June 30, 2001 was 3.80%. The effective annual yield on June 30, 2001 was 3.87%, assuming daily compounding.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EXPERTS. The financial statements of each Fund for its fiscal period ended June 30, 2001 included in this STATEMENT OF ADDITIONAL INFORMATION and included or incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENTS the Funds have filed with the SEC. The complete REGISTRATION STATEMENT for each Fund may be obtained from the SEC.

Active Assets Institutional Money Trust

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.

--------------------------------------------------------------------------------

                                          FOR THE YEAR ENDED  FOR THE PERIOD FEBRUARY 15, 2000*
SELECTED PER SHARE DATA:                    JUNE 30, 2001           THROUGH JUNE 30, 2000
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $ 1.00                     $ 1.00
-----------------------------------------------------------------------------------------------
 Net income from investment operations            0.058                      0.023
-----------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                          (0.058)+                   (0.023)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 1.00                     $ 1.00
-----------------------------------------------------------------------------------------------
 TOTAL RETURN                                      5.95%                      2.31%(1)
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------
 Expenses                                          0.19%                      0.20%(2)(3)
-----------------------------------------------------------------------------------------------
 Net investment income                             5.61%                      6.12%(2)(3)
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands     $1,146,341                   $813,428
-----------------------------------------------------------------------------------------------

 * COMMENCEMENT OF OPERATIONS.
 + INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.31% AND 6.01%, RESPECTIVELY, FOR THE PERIOD ENDED JUNE 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001

                                                  ANNUALIZED
PRINCIPAL               DESCRIPTION                 YIELD
AMOUNT IN                   AND                   ON DATE OF
THOUSANDS             MATURITY DATES               PURCHASE        VALUE

-----------------------------------------------------------------------------

            Commercial Paper (61.5%)
            BANKING (4.8%)
$   40,000  Citicorp
             08/06/01 - 08/10/01...............  3.83 - 3.84%  $   39,838,808
    15,000  Wells Fargo & Co.
             07/31/01..........................      3.73          14,955,171
                                                               --------------
                                                                   54,793,979
                                                               --------------
            FINANCE - AUTOMOTIVE (2.6%)
    30,000  American Honda Finance Corp.
             07/25/01..........................      3.86          29,926,400
                                                               --------------
            FINANCE - CONSUMER (8.3%)
    43,000  American Express Credit Corp.
             07/13/01 - 10/09/01...............  3.77 - 4.03       42,817,293
    42,000  New Center Asset Trust
             07/12/01 - 11/09/01...............  3.71 - 4.81       41,801,003
    10,000  Wells Fargo Financial Inc.
             07/05/01..........................      4.88           9,996,000
                                                               --------------
                                                                   94,614,296
                                                               --------------
            FINANCE - CORPORATE (3.9%)
    45,000  Ciesco, L.P.
             08/02/01 - 08/06/01...............  3.72 - 3.87       44,842,354
                                                               --------------
            FINANCE/RENTAL/LEASING (1.8%)
    20,000  International Lease Finance Corp.
             07/27/01..........................      4.19          19,942,361
                                                               --------------
            FINANCIAL CONGLOMERATES (3.8%)
    44,000  General Electric Capital Corp.
             08/13/01 - 10/22/01...............  3.57 - 5.22       43,639,193
                                                               --------------
            INSURANCE (3.9%)
    25,000  American General Finance Corp.
             07/20/01..........................      4.26          24,947,250
    20,000  Prudential Funding LLC
             07/05/01..........................      3.99          19,993,367
                                                               --------------
                                                                   44,940,617
                                                               --------------
            INTEGRATED OIL (1.7%)
    20,000  Texaco Inc.
             08/15/01..........................      3.65          19,911,266
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                  ANNUALIZED
PRINCIPAL               DESCRIPTION                 YIELD
AMOUNT IN                   AND                   ON DATE OF
THOUSANDS             MATURITY DATES               PURCHASE        VALUE

-----------------------------------------------------------------------------

            INTERNATIONAL BANKS (25.3%)
$   46,000  ANZ (DE) Inc.
             08/08/01 - 09/20/01...............  3.60 - 4.16%  $   45,783,022
    48,500  Abbey National North America Corp.
             09/05/01 - 09/28/01...............  3.69 - 4.22       48,135,693
     8,000  Barclays U.S. Funding Corp.
             08/14/01..........................      4.04           7,961,778
    40,000  CBA (Delaware) Finance Inc.
             07/18/01..........................      3.98          39,929,600
    35,000  Deutsche Bank Financial Inc.
             08/03/01 - 11/30/01...............  4.74 - 4.85       34,622,706
    20,000  Halifax PLC
             08/23/01..........................      4.22          19,879,822
    30,000  Internationale Nederlanden (U.S.)
             Funding Corp.
             07/13/01..........................      3.96          29,963,883
    20,000  KFW International Finance Inc.
             10/31/01..........................      3.86          19,744,556
    30,000  Societe Generale N.A. Inc.
             09/06/01 - 09/20/01...............  3.61 - 3.79       29,782,578
    14,502  UBS Finance (Delaware) LLC
             07/09/01 - 08/22/01...............  4.00 - 5.19       14,456,943
                                                               --------------
                                                                  290,260,581
                                                               --------------
            INVESTMENT BANKS/BROKERS (2.6%)
    30,000  Goldman Sachs Group Inc. (The)
             07/20/01 - 07/24/01...............  4.24 - 4.29       29,927,467
                                                               --------------
            PHARMACEUTICALS: MAJOR (2.8%)
    32,000  Schering Corp.
             07/10/01 - 08/21/01...............  3.96 - 4.29       31,902,278
                                                               --------------
            Total Commercial Paper
            (COST $704,700,792)..............................     704,700,792
                                                               --------------
            U.S. Government Agencies (19.4%)
    10,000  Federal Home Loan Banks
             07/11/01..........................      5.34           9,987,000
   101,385  Federal Home Loan Mortgage Corp.
             07/23/01 - 04/10/02...............  4.05 - 5.20       99,900,195

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                  ANNUALIZED
PRINCIPAL               DESCRIPTION                 YIELD
AMOUNT IN                   AND                   ON DATE OF
THOUSANDS             MATURITY DATES               PURCHASE        VALUE

-----------------------------------------------------------------------------

$  113,873  Federal National Mortgage Assoc.
             08/02/01 - 03/07/02...............  3.52 - 5.07%  $  111,870,131
                                                               --------------
            Total U.S. Government Agencies
            (COST $221,757,326)..............................     221,757,326
                                                               --------------
            Short-Term Bank Notes (6.5%)
    35,000  Bank of America, N.A.
             07/16/01 - 08/14/01...............  3.98 - 4.70       35,000,000
    40,000  LaSalle Bank N.A.
             07/03/01 - 08/17/01...............  3.94 - 4.73       40,000,000
                                                               --------------
            Total Short-Term Bank Notes
            (COST $75,000,000)...............................      75,000,000
                                                               --------------
            Certificates of Deposit (5.2%)
    30,000  Chase Manhattan Bank (USA) N.A.
             07/27/01 - 08/20/01...............  3.70 - 3.97       30,000,000
    10,000  Firstar Bank N.A.
             08/13/01..........................      4.00          10,000,000
    20,000  Harris Trust & Savings Bank
             07/10/01 - 10/22/01...............  3.96 - 4.62       20,000,000
                                                               --------------
            Total Certificates of Deposit
            (COST $60,000,000)...............................      60,000,000
                                                               --------------
            Repurchase Agreement (7.4%)
    84,590  Goldman Sachs & Co.
             4.10% due 07/02/01 (dated
             06/29/01;
             proceeds $84,618,902) (a)
             (COST $84,590,000)................                    84,590,000
                                                               --------------

            Total Investments
            (COST $1,146,048,118) (b)..........     100.0%       1,146,048,118

            Other Assets in Excess of
             Liabilities.......................       0.0              293,004
                                                 -------------  --------------

            Net Assets.........................     100.0%      $1,146,341,122
                                                 =============  ==============

---------------------

(a) Collateralized by $40,360,575 Federal Home Loan Mortgage Corp. 7.00% - 7.50% due 07/01/29 - 12/01/29 valued at $41,118,560; and $45,288,400
     Federal National Mortgage Assoc. 6.00% - 8.00% due 06/01/21 - 05/31/31 valued at $45,163,241.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
Investments in securities, at value
 (cost $1,146,048,118)............................  $ 1,146,048,118
Cash..............................................            4,793
Interest receivable...............................          931,628
Prepaid expenses..................................           15,405
                                                    ---------------
    Total Assets..................................    1,146,999,944
                                                    ---------------
Liabilities:
Payable for:
  Dividends to shareholders.......................          375,760
  Investment management fee.......................          149,142
Accrued expenses..................................          133,920
                                                    ---------------
    Total Liabilities.............................          658,822
                                                    ---------------
    Net Assets....................................  $ 1,146,341,122
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $ 1,146,231,822
Accumulated undistributed net investment income...          109,300
                                                    ---------------
    Net Assets....................................  $ 1,146,341,122
                                                    ===============
Net Asset Value Per Share,
  1,146,341,122 shares outstanding (unlimited
   shares authorized of $.01 par value)...........            $1.00
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $   51,052,157
                                                    --------------

Expenses
Investment management fee.........................       1,321,303
Registration fees.................................         142,687
Offering costs....................................          61,144
Professional fees.................................          53,726
Custodian fees....................................          40,211
Shareholder reports and notices...................          21,375
Trustees' fees and expenses.......................          12,052
Transfer agent fees and expenses..................             781
Other.............................................           6,743
                                                    --------------

    Total Expenses................................       1,660,022
                                                    --------------

    Net Investment Income.........................      49,392,135

    Net Realized Gain.............................           2,082
                                                    --------------

Net Increase......................................  $   49,394,217
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                           FOR THE YEAR    FEBRUARY 15, 2000*
                                               ENDED            THROUGH
                                           JUNE 30, 2001     JUNE 30, 2000
                                          ---------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   49,392,135      $  12,807,999
Net realized gain (loss)................           2,082                (83)
                                          --------------      -------------

    Net Increase........................      49,394,217         12,807,916
                                          --------------      -------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (49,392,218)       (12,807,916)
Net realized gain.......................          (1,999)         --
                                          --------------      -------------

    Total Dividends and Distributions...     (49,394,217)       (12,807,916)
                                          --------------      -------------

Net increase from transactions in shares
 of beneficial interest.................     332,912,827        813,328,295
                                          --------------      -------------

    Net Increase........................     332,912,827        813,328,295

Net Assets:
Beginning of period.....................     813,428,295            100,000
                                          --------------      -------------

End of Period (INCLUDING ACCUMULATED
 UNDISTRIBUTED NET INVESTMENT INCOME OF
 $109,300 AND $48,239, RESPECTIVELY)....  $1,146,341,122      $ 813,428,295
                                          ==============      =============

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001

1. Organization and Accounting Policies
Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $109,300 which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of February 14, 2001.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $34,325,685,903 and $34,030,559,729, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                            FOR THE PERIOD
                                           FOR THE YEAR   FEBRUARY 15, 2000*
                                              ENDED            THROUGH
                                          JUNE 30, 2001     JUNE 30, 2000
                                          --------------  ------------------
Shares sold.............................   4,996,556,348      2,224,090,621
Shares issued in reinvestment of
 dividends and distributions............      49,457,629         12,368,447
                                          --------------   ----------------
                                           5,046,013,977      2,236,459,068
Shares repurchased......................  (4,713,101,150)    (1,423,130,773)
                                          --------------   ----------------
Net increase in shares outstanding......     332,912,827        813,328,295
                                          ==============   ================

---------------------

*    COMMENCEMENT OF OPERATIONS.

5. Federal Income Tax Status
As of June 30, 2001, the Fund had permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from these differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $61,144.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Institutional Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 3.04% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Premier Money Trust

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.

--------------------------------------------------------------------------------

                                          FOR THE YEAR ENDED  FOR THE PERIOD FEBRUARY 15, 2000*
SELECTED PER SHARE DATA:                    JUNE 30, 2001           THROUGH JUNE 30, 2000
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 1.00                      $ 1.00
-----------------------------------------------------------------------------------------------
 Net income from investment operations           0.057                       0.023
-----------------------------------------------------------------------------------------------
 Less dividends from net investment
 income                                         (0.057)+                    (0.023)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 1.00                      $ 1.00
-----------------------------------------------------------------------------------------------
 TOTAL RETURN                                     5.86%                       2.29%(1)
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------
 Expenses                                         0.30%(3)                    0.30%(2)(3)
-----------------------------------------------------------------------------------------------
 Net investment income                            5.68%(3)                    6.02%(2)(3)
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands      $289,602                    $215,942
-----------------------------------------------------------------------------------------------

 * COMMENCEMENT OF OPERATIONS.
 + INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.32% AND 5.66%, RESPECTIVELY, FOR THE YEAR ENDED JUNE 30, 2001 AND 0.54% AND 5.78%, RESPECTIVELY, FOR THE PERIOD ENDED
    JUNE 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS
                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001

                                                 ANNUALIZED
PRINCIPAL              DESCRIPTION                  YIELD
AMOUNT IN                  AND                   ON DATE OF
THOUSANDS            MATURITY DATES               PURCHASE        VALUE

---------------------------------------------------------------------------

           Commercial Paper (55.3%)
           BANKING (8.6%)
 $12,000   Citicorp
            08/09/01 - 08/10/01...............  3.83 - 3.84%   $ 11,950,923
  13,000   Wells Fargo & Co.
            07/31/01..........................      3.73         12,961,148
                                                               ------------
                                                                 24,912,071
                                                               ------------
           DATA PROCESSING SERVICES (2.4%)
   7,000   First Data Corp.
            07/10/01..........................      3.97          6,993,855
                                                               ------------
           FINANCE - AUTOMOTIVE (4.2%)
  12,000   American Honda Finance Corp.
            07/13/01 - 07/25/01...............   3.86 - 4.05     11,976,685
                                                               ------------
           FINANCE - CONSUMER (8.6%)
  12,000   American Express Credit Corp.
            07/12/01 - 09/27/01...............   3.88 - 3.94     11,929,765
  13,000   New Center Asset Trust
            08/06/01 - 09/18/01...............   3.62 - 3.84     12,927,333
                                                               ------------
                                                                 24,857,098
                                                               ------------
           FINANCE - CORPORATE (1.7%)
   5,000   Ciesco, L.P.
            08/06/01..........................      3.72          4,982,014
                                                               ------------
           FINANCIAL CONGLOMERATES (2.4%)
   7,000   General Electric Capital Corp.
            08/13/01 - 11/13/01...............   4.53 - 5.22      6,906,072
                                                               ------------
           FINANCE/RENTAL/LEASING (1.7%)
   5,000   International Lease Finance Corp.
            07/23/01..........................      4.21          4,987,838
                                                               ------------
           INSURANCE (7.9%)
  13,000   Prudential Funding LLC
            07/05/01..........................      3.99         12,995,688
  10,000   USAA Capital Corp.
            07/18/01..........................      3.75          9,983,378
                                                               ------------
                                                                 22,979,066
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                 ANNUALIZED
PRINCIPAL             DESCRIPTION                  YIELD
AMOUNT IN                 AND                    ON DATE OF
THOUSANDS            MATURITY DATES               PURCHASE        VALUE

---------------------------------------------------------------------------

           INTERNATIONAL BANKS (16.1%)
 $ 6,000   ANZ (DE) Inc.
            09/20/01..........................      3.60%      $  5,952,400
   7,000   Abbey National North America Corp.
            09/11/01..........................      3.74          6,948,781
   5,000   Barclays U.S. Funding Corp.
            08/14/01..........................      4.04          4,976,111
   6,000   Deutsche Bank Financial Inc.
            08/15/01..........................      3.95          5,971,327
   5,000   KFW International Finance Inc.
            10/31/01..........................      3.86          4,936,139
  10,000   Societe Generale N.A. Inc.
            09/06/01 - 09/20/01...............   3.61 - 3.79      9,924,693
   8,000   UBS Finance (Delaware) LLC
            08/08/01..........................      4.00          7,967,440
                                                               ------------
                                                                 46,676,891
                                                               ------------
           INVESTMENT BANKS/BROKERS (1.7%)
   5,000   Goldman Sachs Group Inc. (The)
            07/24/01..........................      4.24          4,987,167
                                                               ------------
           Total Commercial Paper
           (COST $160,258,757)...............................   160,258,757
                                                               ------------
           U.S. Government Agencies (25.0%)
  17,694   Federal Home Loan Banks
            08/10/01 - 10/31/01...............   3.68 - 5.08     17,585,741
  29,564   Federal Home Loan Mortgage Corp.
            07/23/01 - 12/21/01...............   3.78 - 5.00     29,185,506
  26,100   Federal National Mortgage Assoc.
            08/02/01 - 04/19/02...............   3.75 - 5.07     25,665,631
                                                               ------------
           Total U.S. Government Agencies
           (COST $72,436,878)................................    72,436,878
                                                               ------------
           Certificates of Deposit (9.7%)
  12,000   Chase Manhattan Bank (USA) N.A.
            07/27/01 - 08/20/01...............   3.70 - 3.97     12,000,000
   5,000   Dresdner Bank AG
            07/19/01..........................      4.30          5,000,000
   6,000   Firstar Bank N.A.
            08/13/01..........................      4.00          6,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2001 CONTINUED

                                                 ANNUALIZED
PRINCIPAL             DESCRIPTION                  YIELD
AMOUNT IN                 AND                    ON DATE OF
THOUSANDS            MATURITY DATES               PURCHASE        VALUE

---------------------------------------------------------------------------

 $ 5,000   Harris Trust & Savings Bank
            10/22/01..........................      3.96%      $  5,000,000
                                                               ------------
           Total Certificates of Deposit
           (COST $28,000,000)................................    28,000,000
                                                               ------------
           Short-Term Bank Notes (4.1%)
  12,000   LaSalle Bank N.A.
            07/03/01 - 08/17/01
            (COST $12,000,000)................   3.94 - 4.73     12,000,000
                                                               ------------
           Repurchase Agreement (5.8%)
  16,825   Goldman Sachs & Co. 4.10% due
            07/02/01
            (dated 06/29/01; proceeds
            $16,830,749) (a)
            (COST $16,825,000)................                   16,825,000
                                                               ------------

           Total Investments
           (COST $289,520,635) (b)............      99.9%       289,520,635

           Other Assets in Excess of
            Liabilities.......................       0.1             80,993
                                                -------------  ------------

           Net Assets.........................     100.0%      $289,601,628
                                                =============  ============

---------------------

(a) Collateralized by $17,044,216 Federal Home Loan Mortgage Corp. 6.00% - 7.00% due 08/01/18 - 08/01/29 valued at $17,161,501.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
Investments in securities, at value
 (cost $289,520,635)..............................  $289,520,635
Cash..............................................         5,147
Interest receivable...............................       267,765
Prepaid expenses..................................        18,184
                                                    ------------
    Total Assets..................................   289,811,731
                                                    ------------
Liabilities:
Payable for:
  Dividends to shareholders.......................        90,564
  Investment management fee.......................        60,970
Accrued expenses..................................        58,569
                                                    ------------
    Total Liabilities.............................       210,103
                                                    ------------
    Net Assets....................................  $289,601,628
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $289,492,328
Accumulated undistributed net investment income...       109,300
                                                    ------------
    Net Assets....................................  $289,601,628
                                                    ============
Net Asset Value Per Share,
  289,601,628 shares outstanding (unlimited shares
   authorized of $.01 par value)..................         $1.00
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $18,779,139
                                                    -----------

Expenses
Investment management fee.........................      784,842
Registration fees.................................       64,338
Offering costs....................................       61,144
Professional fees.................................       49,076
Shareholder reports and notices...................       23,104
Custodian fees....................................       15,984
Trustees' fees and expenses.......................       11,987
Transfer agent fees and expenses..................          791
Other.............................................        4,013
                                                    -----------
    Total Expenses................................    1,015,279

Less: amounts waived/reimbursed...................      (73,469)
                                                    -----------

    Net Expenses..................................      941,810
                                                    -----------

    Net Investment Income.........................   17,837,329

    Net Realized Gain.............................       15,996
                                                    -----------

Net Increase......................................  $17,853,325
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                          FOR THE YEAR     FEBRUARY 15, 2000*
                                              ENDED             THROUGH
                                          JUNE 30, 2001      JUNE 30, 2000
                                          -------------  ----------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $ 17,837,329        $  3,241,881
Net realized gain.......................        15,996          --
                                          ------------        ------------

    Net Increase........................    17,853,325           3,241,881
                                          ------------        ------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................   (17,837,329)         (3,241,881)
Net realized gain.......................       (15,996)         --
                                          ------------        ------------

    Total Dividends and Distributions...   (17,853,325)         (3,241,881)
                                          ------------        ------------

Net increase from transactions in shares
 of beneficial interest.................    73,659,413         215,842,215
                                          ------------        ------------

    Net Increase........................    73,659,413         215,842,215

Net Assets:
Beginning of period.....................   215,942,215             100,000
                                          ------------        ------------

End of Period (INCLUDING ACCUMULATED
 UNDISTRIBUTED NET INVESTMENT INCOME OF
 $109,300 AND $48,156, RESPECTIVELY)....  $289,601,628        $215,942,215
                                          ============        ============

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001

1. Organization and Accounting Policies
Active Assets Premier Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on February 15, 2000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $109,300 which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of February 14, 2001.

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2001 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.25% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.30% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $10,970,425,646 and $10,911,155,809, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                            FOR THE PERIOD
                                           FOR THE YEAR   FEBRUARY 15, 2000*
                                              ENDED            THROUGH
                                          JUNE 30, 2001     JUNE 30, 2000
                                          --------------  ------------------
Shares sold.............................   1,302,785,061       419,255,828
Shares issued in reinvestment of
 dividends and distributions............      17,869,667         3,128,057
                                          --------------   ---------------
                                           1,320,654,728       422,383,885
Shares repurchased......................  (1,246,995,315)     (206,541,670)
                                          --------------   ---------------
Net increase in shares outstanding......      73,659,413       215,842,215
                                          ==============   ===============

---------------------

*    COMMENCEMENT OF OPERATIONS.

5. Federal Income Tax Status
As of June 30, 2001, the Fund had permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from these differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $61,144.

                       ACTIVE ASSETS PREMIER MONEY TRUST

Active Assets Premier Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Premier Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Premier Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Premier Money Trust as of June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period February 15, 2000 to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 3.32% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ACTIVE ASSETS PREMIER MONEY TRUST